Exploration Licenses	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
DeepGreen Metals Inc. [Member]
Exploration Licenses [Line Items]
Exploration Licenses

4.      Exploration Licenses

Significant Exploration Agreements

NORI Exploration Contract:

The Company’s wholly-owned subsidiary, NORI, was granted a polymetallic nodule exploration contract in the CCZ by the ISA on July 22, 2011. The contract was acquired for $250,000, and provides NORI with exclusive rights to explore for polymetallic nodules in an area covering 74,830 km2 for 15 years subject to complying with the exploration contract terms (Note 9) and provides NORI with the priority right to apply for an exploitation contract to mine polymetallic nodules in the same area.

NORI has a right to renounce, without penalty, the whole or part of its rights in the exploration area at any time and therefore doesn’t have a fixed commitment with relation to the NORI License (Note 9)

Marawa Agreements:

On March 17, 2012 the Company’s wholly-owned subsidiary, DeepGreen Engineering Pte. Ltd. (“DGE”), entered into an Option Agreement (the “Marawa Option Agreement”) with Marawa and the Republic of Kiribati (the “State”). This Marawa Option Agreement was amended on October 1, 2013. Under the amended Marawa Option Agreement, for an option fee of $250,000, DGE has the right to purchase tenements, as may be granted to Marawa by the ISA or any other regulatory body, for the greater of $300,000 or the value of any amounts owing to DGE by Marawa. This Marawa Option, can be exercised when a default event, as defined by the amendment agreement, occurs and anytime within 40 years after the date of execution of the Marawa Option agreement.

As at June 30, 2021, Marawa had no amounts owing to DGE under the Marawa Services Agreement (defined below) and no purchase tenements had been granted to Marawa.

On October 1, 2013, DGE entered into a services agreement (the “Marawa Services Agreement”) with Marawa and the State, which grants the Company the exclusive right to carry out all exploration and mining in the Marawa Area. Under this agreement DGE will pay to the ISA on behalf of Marawa the following dues: $47,000 annual exploration fees, the ISA royalty and taxes and the ISA exploitation application fee of $250,000. Also, DGE will ensure that the activities carried out in the Marawa Area by DGE and any other service contractor complies with the ISA regulations and any other required regulations. The Marawa Area is situated in close proximity to the 74,830 km2 NORI Area.

The Marawa Services Agreement grants DGE the right to recover any and all polymetallic nodules from the Marawa Area by paying the Republic of Kiribati a royalty per wet tonne of polymetallic nodules (adjusted for inflation from October 1, 2013 onwards).

DGE has the right to terminate the Marawa Services Agreement at its sole discretion by giving written notice to Marawa and the State, and such termination shall take effect two months following the date of the termination notice, provided that DGE shall pay to the ISA on behalf of Marawa the fees or payments legally owed to the ISA by Marawa (including the annual ISA exploration fee and ISA royalties and taxes) that are outstanding at the date of termination or that are incurred within 12 months after the date of such termination. There are no other longer-term commitments with respect to the Marawa Option and the Marawa Services Agreement.

TOML Exploration Contract:

The Company’s wholly-owned subsidiary, TOML, was granted a polymetallic nodule exploration contract in the six areas of CCZ by the ISA on Jan 11 2012. The TOML Group was acquired by the Company for $32 million from Deep Sea Mining (Note 3). TOML has the exclusive rights to explore for polymetallic nodules in an area covering 74,713 km2 for 15 years and a priority right to apply for an exploitation contract to mine polymetallic nodules in the TOML area.

Strategic Partnerships

Marine Vessel Services:

Effective March 15, 2017, the Company entered into a strategic partnership with Maersk to undertake the exploration, environmental base line and offshore testing required to support development of feasibility studies for economic production of polymetallic nodules from the CCZ. Under the agreement, Maersk provides marine vessel services and project management services, enabling DeepGreen to undertake the various marine cruises to support required prefeasibility studies. During these marine cruises DeepGreen undertook baseline studies required to complete an Environmental and Social Impact Assessment (“ESIA”), collected nodules for metallurgical test work and collected samples for resource evaluation. Up until February 5, 2021, the costs related to the marine vessel use was settled through DeepGreen Common Shares, the number of which was based on a contractual price of $1.25 per Common Share. Project management services provided by Maersk are paid in cash.

Year of Service	Invoiced amount $	Contractual Common Share Price $	# of Common Shares	Fair value of Common Shares $(1)	Cost Recognized $
2017/2018	2,565,500	1.25	2,052,400	0.75	1,539,300
2018	4,593,828	1.25	3,675,062	1.75	6,431,359
2019	5,615,480	1.25	4,492,384	3.60	16,172,582
2019/2020	5,120,013	1.25	4,096,011	3.60	14,745,639
2020/2021(2)	4,582,834	1.25	3,666,267	7.00	25,663,869
	22,477,655		17,982,124		64,552,749

__________

(1)      The fair value of the Company’s Common Shares was determined based on the private placements completed around the time of Common Share issuances to Maersk, including the application of weighted average probability for the closing of the Business Combination.

(2)      During the six months ended June 30, 2021, the Company issued 3,666,267 Common Shares to Maersk of which, 3,577,516 pertained to the marine vessel use during the year ended December 31, 2020. These Common Shares were recognized at their estimated fair value of $7.00 (December 31, 2020 — $3.60 per Common Share).

As at June 30, 2021, Maersk owned 17,982,123 Common Shares of the Company which constituted 10.53% of the total Common Shares outstanding. Maersk is considered a related party to the Company.

Total cost incurred to Maersk for marine campaigns during the six months ended June 30, 2021 amounted to $22,056,802 (June 30, 2020 - $15,547,941).

On March 4, 2021, the agreement with Maersk was amended whereby all costs incurred from February 5, 2021 pertaining to the use of the marine vessel would be paid in cash rather than through issuance of the Common Shares of the Company. The amended agreement is in place until early 2022, at which point the parties will finalize the potential offshore engagement beyond 2022.

As at June 30, 2021, amount payable to Maersk was $5,904,606 (December 31, 2020 - $1,829,268).

Pilot Mining Test Project

On March 29, 2019, DeepGreen and Allseas entered into a strategic alliance to conduct a Pilot Mining Test System (“PMTS”), the successful completion of which would aid DeepGreen’s application for an exploitation contract with the ISA. Under the terms of this strategic alliance, Allseas subscribed for 6,666,668 Common Shares of DeepGreen for a total of $20,000,000 in cash (received during the year ended December 31, 2019) and in consideration for a successful PMTS, DeepGreen committed to paying Allseas $30,000,000 in cash and further issuing 10,000,000 Common Shares (with a contractual price of $3.00 per share) for an additional anticipated cost of $30,000,000 to Allseas. This additional payment is contingent upon successful delivery of the PMTS. Allseas will cover all the development cost of the project and will own all intellectual property used and generated in the development of the PMTS.

Upon successful completion of the PMTS, DeepGreen and Allseas have also agreed to enter into a nodule collection and shipping agreement whereby Allseas will provide production services for the production of the first 200 million metric tonnes of polymetallic nodules on a cost plus 50% profit basis.

DeepGreen and Allseas can terminate the strategic alliance without cause at any time subject to the following:

•        DeepGreen will have a call option to buy Allseas’ Common Shares in DeepGreen at the original contractual price.

•        Allseas will have the right to collect 100 million metric tonnes (wet) of manganese nodule resources held by the Company by paying DeepGreen a royalty equivalent to 50% of the royalty charged by the ISA on the nodules collected.

•        DeepGreen will have the right of first refusal to acquire and process all nodules collected using Allseas nodule collection and shipping systems.

Upon termination without successful commissioning of the PMTS, Allseas will be compelled to either (at Allseas’ sole election):

•        Acquire an additional 10,000,000 Common Shares in DeepGreen for a consideration of $30,000,000; or

•        Sell at least 6,666,667 Common Shares held in DeepGreen to the Company for total consideration of $1.

The fair value of the Company’s Common Shares at the time of the initial subscription of $20,000,000 by Allseas was determined to be $1.75 per Common Share, based on the recent private placements completed by the Company at the time. As a result, the difference between the fair value and the total proceeds of $8,333,335 (i.e. $1.25 per Common Share) was considered to be an additional initial contribution by Allseas during the year ended December 31, 2019.

During 2020, the PMTS agreement was amended and DeepGreen paid an additional $10,000,000 in cash and issued 2,777,778 common shares valued at $3.60 per share for an additional $10,000,000 to allow for higher costs that had been incurred by Allseas. The expense related to the payment and issuance of shares was offset by the additional initial contribution by Allseas received in 2019.

During the year ended December 31, 2020, Allseas subscribed for an additional 2,777,778 Common Shares for cash proceeds of $10 million.

On March 4, 2021 and June 30, 2021, DeepGreen entered into an amended agreement with Allseas (the “Amendment #3 and “Amendment #4”, respectively”) whereby, upon successful completion of the Business Combination (Note 1), instead of issuing 10 million Common Shares to Allseas in connection with the PMTS, DeepGreen issued to Allseas, on March 4, 2021, a warrant to acquire 10 million DeepGreen Common Shares at a nominal value (the “Allseas Warrant”). The Allseas Warrant will vest and become exercisable upon successful completion of the PMTS and will expire on September 30, 2026. There are vesting conditions associated with the Allseas Warrant whereby a maximum of 10 million DeepGreen Common Shares would be issued if the PMTS is completed by September 30, 2023, gradually decreasing to 5 million DeepGreen Common Shares if PMTS is completed after September 30, 2025.

The Allseas Warrant was assumed by SOAC at the closing of the Business Combination (Note 1) to become a warrant to purchase TMC common shares, adjusted for the exchange ratio for the transaction. If the market price of the TMC common shares on June 1, 2022 is higher than $15 per share (as adjusted based on the exchange ratio for the closing of the Business Combination), the aggregate value of the shares underlying the warrant above $150 million as at June 1, 2022 will automatically become a commercial credit from Allseas to TMC equal to the excess value. This commercial credit will be effective on the vesting date of the Allseas Warrant and the Company will be able to exchange this excess value for any future goods and services from Allseas under the nodule collection and shipping contract for one year after commercial production.

The cash payment of $30 million in the original agreements was also amended to be paid as follows, provided that the Business Combination is completed:

•        $10 million within 10 business days of the closing of the Business Combination, with Allseas providing confirmation of placing an order of certain equipment and demonstrating certain progress on construction of the collector vehicle;

•        $10 million on the later of (i) January 1, 2022, and (ii) confirmation of successful collection of the North Sea test; and

•        $10 million upon successful completion of the PMTS.

As at June 30, 2021, Allseas has successfully reached the progress milestone for the construction of the collector vehicle and confirmed the order of the required equipment.

The Amendment #3 and Amendment #4 became effective upon the completion of the Business Combination and will be payable within 10 days of the closing of the Business Combination (Note 12).

As at June 30, 2021, Allseas owned 12,222,224 Common Shares of the Company which constituted 7.15% of total Common Shares outstanding.

Exploration Expenses

The breakdown of exploration expenses was as follows:

For the six months period ended June 30, 2021	General $	NORI License $	Marawa Option $	TOML $	Total $
Exploration expenses
Exploration labour	—	846,167	353,119	338,382	1,537,668
Marine cruise	—	16,883,359	2,053,866	2,053,866	20,991,091
Common Share options-based payments (Note 7)	—	15,824,192	6,455,350	6,332,012	28,611,554
Amortization	—	193,846	—	2,234	196,080
External consulting	511	2,084,525	419,941	446,390	2,951,367
Travel, workshop and other	—	249,790	92,837	105,649	448,276
	511	36,081,879	9,375,113	9,278,533	54,736,036
For the six months period ended June 30, 2020	General $	NORI License $	Marawa Option $	TOML $	Total $
Exploration expenses
Exploration labour	—	748,548	384,537	143,068	1,276,153
Marine cruise	—	11,785,427	2,524,460	510,121	14,820,008
Pilot Mining Test	—	9,333,333	1,166,667	1,166,666	11,666,666
Common Share options-based payments (Note 7)	—	116,533	83,822	—	200,355
Amortization	—	277,870	—	2,127	279,997
External consulting	20,550	1,537,775	337,650	236,455	2,132,430
Travel, workshop and other	—	572,424	173,064	66,896	812,384
	20,550	24,371,910	4,670,200	2,125,333	31,187,993

8. Exploration Licenses

Significant Exploration Agreements

NORI Exploration Contract:

The Company’s wholly-owned subsidiary, NORI, was granted a polymetallic nodule exploration contract in the Clarion Clipperton Zone of the East Pacific Ocean by the ISA on July 22, 2011. The contract was acquired for $250,000, and provides NORI with exclusive rights to explore for polymetallic nodules in an area covering 74,830 km2 for 15 years subject to complying with the exploration contract terms (Note 12) and provides NORI with the priority right to apply for an exploitation contract to mine polymetallic nodules in the same area.

NORI has a right to renounce, without penalty, the whole or part of its rights in the exploration area at any time and therefore doesn’t have a fixed commitment with relation to the NORI License (Note 12)

Marawa Agreements:

On March 17, 2012 the Company’s wholly-owned subsidiary, DGE, entered into an Option Agreement (the “Option Agreement”) with Marawa and the Republic of Kiribati (the “State”). This Option Agreement has been amended on October 1, 2013. Under the amended Option Agreement, for an option fee of $250,000, DGE has the right to purchase tenements, as may be granted to Marawa by the ISA or any other regulatory body, for the greater of $300,000 or the value of any amounts owing to DGE by Marawa. This Option, can be exercised when a default event, as defined by the amendment agreement, occurs and anytime within 40 years after the date of execution of the Option agreement.

As at December 31, 2020, Marawa had no amounts owing to DGE under the Services Agreement and no purchase tenements had been granted to Marawa.

On October 1, 2013, DGE entered into a services agreement (the “Services Agreement”) with Marawa and the State, which grants the Company the exclusive right to carry out all exploration and mining in the Marawa Area. Under this agreement DGE will pay to the ISA on behalf of Marawa the following dues: $47,000 annual exploration fees, the ISA royalty and taxes and the ISA exploitation application fee of $250,000. Also, DGE will ensure that the activities carried out in the International Seabed Area by DGE and any other service contractor complies with the ISA regulations and any other required regulations under the Agreement. The Marawa Area is situated in close proximity to the 74,830 km2 NORI Area.

The Services Agreement grants DGE the right to recover any and all polymetallic nodules from the Marawa Tenement Area by paying the Republic of Kiribati a royalty per wet tonne of polymetallic nodules (adjusted for inflation from October 1, 2013 onwards).

DGE has the right to terminate the Services Agreement at its sole discretion by giving written notice to Marawa and the State, and such termination shall take effect two months following the date of the termination notice, provided that DGE shall pay to the ISA on behalf of Marawa the fees or payments legally owed to the ISA by Marawa (including the annual ISA exploration fee and ISA royalties and taxes) that are outstanding at the date of termination or that are incurred within 12 months after the date of such termination. There are no other longer term commitments with respect to the Marawa Option and the Services Agreement.

TOML Exploration Contract:

The Company’s wholly-owned subsidiary, TOML, was granted a polymetallic nodule exploration contract in the six areas of Clarion Clipperton Zone of the East Pacific Ocean by the ISA on Jan 11 2012. The TOML Group was acquired by the Company for $32 million from Deep Sea Mining (Note 3). TOML has the exclusive rights to explore for polymetallic nodules in an area covering 74,713 km2 for 15 years and a priority right to apply for an exploitation contract to mine polymetallic nodules in the TOML area.

Strategic Partnerships

Marine Vessel Services:

Effective March 15, 2017, the Company entered into a strategic partnership with Maersk Supply Service A/S (“Maersk”) to undertake the exploration, environmental base line and offshore testing required to support development of feasibility studies for economic production of polymetallic nodules from the Clarion Clipperton Zone. Under the agreement, Maersk provides marine vessel services and project management services, enabling DeepGreen to undertake the various marine cruises to support required prefeasibility studies. During these marine cruises DeepGreen undertook baseline studies required to complete an Environmental and Social Impact Assessment (“ESIA”), collected nodules for metallurgical test work and collected samples for resource evaluation. The costs related to marine vessel use is settled through DeepGreen Common Shares, the number of which is based on a contractual price of $1.25 per Common Share. Project management services provided by Maersk are paid in cash (Note 16).

Common Shares transactions with Maersk since the inception of the strategic partnership with DeepGreen are as follows:

Year of Service	Invoiced amount $	Contractual Common Share Price $	# of Common Shares	Fair value of Common Shares $(1)	Cost Recognized $
2017/2018	2,565,500	1.25	2,052,400	0.75	1,539,300
2018	4,593,828	1.25	3,675,062	1.75	6,431,359
2019	5,615,480	1.25	4,492,384	3.60	16,172,582
2019/2020(2)	5,120,013	1.25	4,096,011	3.60	14,745,639
2020(2)	4,471,895	1.25	3,577,516	3.60	12,879,057
	22,366,716		17,893,373		51,767,937

____________

(1)      The fair value of the Company’s Common Shares was determined based on the private placements completed around the time of Common Share issuances to Maersk.

(2)      As at December 31, 2020, 3,577,516 (2019 – 1,780,632) Common Shares were yet to be issued by the Company for total value of $12,879,057 (2019 – $6,410,275) (Note 16).

As at December 31, 2020, Maersk owned 14,315,857 Common Shares of the Company which constituted 8.8% of the total Common Shares outstanding.

Total Maersk project management fees incurred during the year ended December 31, 2020 amounted to $4,407,478 (2019 – $2,820,625)., of which $1,829,268 remained outstanding as of December 31, 2020 (2019 – $437,159)

Pilot Mining Test Project

On March 29, 2019, DeepGreen and Allseas entered into a strategic alliance to conduct a Pilot Mining Test System (“PMTS”), the successful completion of which would aid DeepGreen’s application for an exploitation contract with the ISA. Under the terms of this strategic alliance, Allseas subscribed for 6,666,668 Common Shares of DeepGreen for a total of $20,000,000 in cash (received during the year ended December 31,2019) and in consideration for a successful PMTS, DeepGreen committed to paying Allseas $30,000,000 in cash and further issuing 10,000,000 Common Shares (with a contractual price of $3.00 per share) for an additional $30,000,000 to Allseas. This additional payment is contingent upon successful delivery of the PMTS. Allseas will cover all the development cost of the project and will own all intellectual property used and generated in the development of the PMTS.

Upon successful completion of the PMTS, DeepGreen and Allseas have also agreed to enter into a nodule collection and shipping agreement whereby Allseas will provide production services for the production of the first 200 million metric tonnes of polymetallic nodules on a cost plus 50% profit basis.

DeepGreen and Allseas can terminate the strategic alliance without cause at any time subject to the following:

•        DeepGreen will have a call option to buy Allseas’ Common Shares in DeepGreen at the original contractual price.

•        Allseas will have the right to collect 100 million metric tonnes (wet) of manganese nodule resources held by the Company by paying DeepGreen a royalty equivalent to 50% of the royalty charged by the ISA on the nodules collected.

•        DeepGreen will have the right of first refusal to acquire and process all nodules collected using Allseas nodule collection and shipping systems.

Upon termination without successful commissioning of the PMTS, Allseas will be compelled to either (at Allseas’ sole election):

•        Acquire an additional 10,000,000 Common Shares in DeepGreen for a consideration of $30,000,000; or

•        Sell at least 6,666,667 Common Shares held in DeepGreen to the Company for total consideration of $1.

The fair value of the Company’s Common Shares at the time of the initial subscription of $20,000,000 by Allseas was determined to be $1.75 per Common Share, based on the recent private placements completed by the Company at the time. As a result, the difference between the fair value and the total proceeds of $8,333,335 ($1.25 per Common Share) was considered to be an additional initial contribution by Allseas during the year ended December 31, 2019.

During 2020, the PMTS agreement was amended and DeepGreen paid an additional $10,000,000 in cash and issued 2,777,778 common shares valued at $3.60 per share for an additional $10,000,000 to allow for higher costs that had been incurred by Allseas. The expense related to the payment and issuance of shares was offset by the additional initial contribution by Allseas received in 2019.

During the year ended December 31, 2020, Allseas subscribed for an additional 2,777,778 Common Shares for cash proceeds of $10 million. As at December 31, 2020, Allseas owned 12,222,224 Common Shares of the Company which constituted 7.5% of total Common Shares outstanding.

As at December 31, 2020, DeepGreen’s original commitment to pay Allseas $30,000,000 in cash and 10,000,000 common shares on completion of PMTS remained as the PMTS had not yet been successfully completed. The PMTS and strategic alliance agreements were further amended subsequent to the year end (Note 16).

Reconciliation — Exploration Licenses

A reconciliation of the Company’s exploration licenses is as follows:

	NORI License $	Marawa Option $	TOML License $	Total $
Balance at December 31, 2018 and 2019	250,000	198,855	—	448,855
TOML Acquisition (Note 3)	—	—	42,701,464	42,701,464
Balance at December 31, 2020	250,000	198,855	42,701,464	43,150,319

Exploration Expenses

The breakdown of exploration expenses incurred during 2020 and 2019 is as follows:

For the year ended December 31, 2020	General $	NORI License $	Marawa Option $	TOML $	Total $
Exploration expenses
Exploration labour	—	1,557,966	721,940	500,828	2,780,734
Marine cruise	—	23,119,404	2,618,512	2,255,172	27,993,088
Pilot Mining Test	—	9,333,334	1,166,666	1,166,666	11,666,666
Common Share options-based payments (Note 10)	—	449,405	275,813	108,170	833,388
Amortization (Note 7)	—	555,740	—	6,382	562,122
External consulting	39,968	2,829,200	650,168	649,263	4,168,599
Travel, workshop and other	—	663,684	191,056	22,108	876,848
	39,968	38,508,733	5,624,155	4,708,589	48,881,445
For the year ended December 31, 2019	General $	NORI License $	Marawa Option $	Total $
Exploration expenses
Exploration labour	—	1,635,858	895,165	2,531,023
Marine cruise	—	27,039,041	1,120,737	28,159,778
Common Share options-based payments (Note 10)	—	769,175	508,385	1,277,560
Amortization (Note 7)	—	336,990	—	336,990
External consulting	19,578	4,834,170	563,210	5,416,958
Travel, workshop and other	—	785,638	322,281	1,107,919
	19,578	35,400,872	3,409,778	38,830,228